SCHEDULE OF INTELLECTUAL PROPERTY (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intellectual property	$ 5,229,851	$ 5,229,851	$ 5,304,851
Accumulated amortization	(4,420,576)	(3,960,032)	(2,993,944)
Intellectual property, net of accumulated amortization	809,275	1,269,819	2,310,907
Finite lived intangible assets impairment		(75,000)
Word Press GDPR Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	46,800	46,800	46,800
ARALOC [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	1,850,000	1,850,000	1,850,000
Arc Mail [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	1,445,000	1,445,000
Data Express [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	1,388,051	1,388,051	1,388,051
FileFacets [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	135,000	135,000	135,000
IntellyWP [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	60,000	60,000	135,000
Resilien Network Systems [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property	$ 305,000	305,000	305,000
ArcMail License [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property		$ 1,445,000	$ 1,445,000